Changes in the group (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Reconciliation between total assets available for sale and recoverable amount	The following is a reconciliation between the total assets available for sale and their estimated recoverable value (fair value less costs to sell):

31 December 2025 £m
Total assets held-for-sale	256
Impairment of non-current assets held-for-sale - Brascuba	(12)
244
Excess impairment beyond non-current assets held-for-sale - Brascuba	(219)
25